Segment Information - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total revenue	$ 1,242.0	$ 983.0	$ 3,430.0	$ 2,766.0
Staff costs: Share-based compensation cost (equity settled)	(285.0)	(227.0)	(791.0)	(627.0)
Operating income (loss)	185.0	175.0	462.0	421.0
Income (loss) from equity investments, net	6.0	39.0	(6.0)	53.0
Interest income, net	29.0	28.0	83.0	89.0
Other non-operating income (loss), net	8.0	26.0	137.0	13.0
Income (loss) before income taxes	228.0	268.0	676.0	576.0
Income tax benefit (expense)	(5.0)	(16.0)	(85.0)	6.0
Net income (loss)	223.0	252.0	591.0	582.0
Reportable Segment
Segment Reporting Information [Line Items]
Total revenue	1,242.0	983.0	3,430.0	2,766.0
Staff costs: Salaries, bonuses and benefits	(424.0)	(331.0)	(1,222.0)	(962.0)
Staff costs: Share-based compensation cost (equity settled)	(285.0)	(227.0)	(791.0)	(627.0)
Staff costs: Employer taxes related to share-based compensation	(30.0)	(38.0)	(128.0)	(171.0)
Project materials costs, third-party fees paid to consultants, information technology, research and development expenses (excluding employee-related expense), accounting and legal professional services fees, advertising expenses, and other corporate-related expenses	(250.0)	(164.0)	(645.0)	(457.0)
Amortization	(25.0)	(21.0)	(73.0)	(65.0)
Depreciation	(38.0)	(26.0)	(106.0)	(68.0)
Other non-staff costs	(5.0)	(1.0)	(3.0)	5.0
Operating income (loss)	$ 185.0	$ 175.0	$ 462.0	$ 421.0
Operating margin	15.00%	18.00%	13.00%	15.00%
Income (loss) from equity investments, net	$ 6.0	$ 39.0	$ (6.0)	$ 53.0
Interest income, net	29.0	28.0	83.0	89.0
Other non-operating income (loss), net	8.0	26.0	137.0	13.0
Income (loss) before income taxes	228.0	268.0	676.0	576.0
Income tax benefit (expense)	(5.0)	(16.0)	(85.0)	6.0
Net income (loss)	223.0	252.0	591.0	582.0
License and Other Revenue
Segment Reporting Information [Line Items]
Total revenue	505.0	403.0	1,488.0	1,205.0
License and Other Revenue | Reportable Segment
Segment Reporting Information [Line Items]
Total revenue	505.0	403.0	1,488.0	1,205.0
Royalty Revenue
Segment Reporting Information [Line Items]
Total revenue	737.0	580.0	1,942.0	1,561.0
Royalty Revenue | Reportable Segment
Segment Reporting Information [Line Items]
Total revenue	$ 737.0	$ 580.0	$ 1,942.0	$ 1,561.0